Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year (1)	Summary Compensation Table Total for PEO #1 (2)	Summary Compensation Table Total for PEO #2 (2)	Compensation Actually Paid to PEO #1 (3)	Compensation Actually Paid to PEO #2 (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net Income (Loss) (5)
2025	$436,976	$554,694	$436,976	$554,694	$283,012	$283,012	$10	($15,842,082)
2024	$493,358	N/A	$493,358	N/A	$356,418	$356,418	$18	($13,152,126)
2023	$324,255	N/A	$324,255	N/A	$185,451	$185,451	$46	($15,523,736)

PEO Total Compensation Amount		$ 436,976	$ 493,358	$ 324,255
PEO Actually Paid Compensation Amount		$ 436,976	493,358	324,255
Adjustment To PEO Compensation, Footnote [Text Block]

	2025 PEO #1	2025 PEO #2	2025 Average Non-PEO NEOs	2024 PEO #1	2024 Average Non-PEO NEOs	2023 PEO #1	2023 Average Non-PEO NEOs
Total Compensation in SCT	$436,976	$554,694	$283,012	$493,358	$356,418	$324,255	$185,451
Less: Grant date value of stock awards and option awards reported in SCT*	—	—	—	—	—	—	$(9,874)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	—	—	—	—	—	—	—
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end*	—	—	—	—	—	—	—
Plus (less): Fair value as of vesting date for awards that are granted and vest in the same covered fiscal year*	—	—	—	—	—	—	$9,874
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year*	—	—	—	—	—	—	—
Less: Prior year-end value of awards granted in a prior year that failed to vest during the year*	—	—	—	—	—	—	—
Plus: Dividends or other earnings paid during applicable fiscal year prior to vesting date*	—	—	—	—	—	—	—
Total Adjustments	—	—	—	—	—	—	—
CAP	$436,976	$554,694	$283,012	$493,358	$356,418	$324,255	$185,451

*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 283,012	356,418	185,451
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 283,012	356,418	185,451
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP and Cumulative TSR

The graph below shows the relationship between CAP to our PEOs and the average CAP to our Non-PEO NEOs to the Company’s cumulative TSR over the three years presented in the table.

CAP and Net Income (Loss)

CAP and Net Income (Loss)

The graph below shows the relationship between CAP to our PEOs and the average CAP to our Non-PEO NEOs to the Company’s net income (loss) over the three years presented in the table.

Total Shareholder Return Amount	[2],[4]	$ 10	18	46
Net Income (Loss)	[5]	$ 15,842,082	$ 13,152,126	$ 15,523,736
PEO Name		Norman E. Snyder, Jr.	Norman E. Snyder, Jr.	Norman E. Snyder, Jr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Relationship between CAP and Financial Performance Measures

Relationship between CAP and Financial Performance Measures

As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. As noted above, CAP for purposes of the tabular disclosure and the following graphs was calculated in accordance with SEC rules and does not reflect the amount of compensation earned by or actually paid to our NEOs during the applicable years.

PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1],[2]	$ 436,976	$ 493,358	$ 324,255
PEO Actually Paid Compensation Amount	[2],[3]	436,976	493,358	324,255
Total Adjustments
PEO [Member] | Grant date value of stock awards and option awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO [Member] | Year-end value of awards granted during the year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO [Member] | Fair value as of vesting date for awards that are granted and vest in the same covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO [Member] | Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO [Member] | Prior year-end value of awards granted in a prior year that failed to vest during the year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO [Member] | Dividends or other earnings paid during applicable fiscal year prior to vesting date [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO #2
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	554,694
PEO Actually Paid Compensation Amount	[3]	554,694
Total Adjustments
PEO #2 | Grant date value of stock awards and option awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO #2 | Year-end value of awards granted during the year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO #2 | Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO #2 | Fair value as of vesting date for awards that are granted and vest in the same covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO #2 | Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO #2 | Prior year-end value of awards granted in a prior year that failed to vest during the year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
PEO #2 | Dividends or other earnings paid during applicable fiscal year prior to vesting date [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Grant date value of stock awards and option awards reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]			(9,874)
Non-PEO NEO [Member] | Year-end value of awards granted during the year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
Non-PEO NEO [Member] | Fair value as of vesting date for awards that are granted and vest in the same covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]			9,874
Non-PEO NEO [Member] | Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
Non-PEO NEO [Member] | Prior year-end value of awards granted in a prior year that failed to vest during the year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]
Non-PEO NEO [Member] | Dividends or other earnings paid during applicable fiscal year prior to vesting date [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments	[6]

[1]	Represents the amount of total compensation reported for each of our PEOs and the average total compensation for our Non-PEO NEOs, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
[2]	The following individuals are our principal executive officers (“PEOs”) and other non-PEO named executive officers (“Non-PEO NEOs”) for each fiscal year:
[3]	Represents the amount of CAP to each of our PEOs and the average amount of CAP to our Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:
[4]	Pursuant to SEC rules, the TSR figures assume an initial investment of $100 in our stock on December 31, 2022.
[5]	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
[6]	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.